Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 11,686	$ 24,765
Amounts Receivable	2,602	1,208
Taxes Recoverable	4,246	3,364
Prepaid Expenses And Other Assets	1,297	962
Inventory	4,832	5,179
Total Current Assets	24,663	35,478
Exploration And Evaluation Assets	44,685	11,053
Plant, Equipment And Mining Properties	38,727	35,675
Long-term Investments	3,332	3,939
Other Assets	6	133
Total Assets	111,413	86,278
Current Liabilities
Accounts Payable And Accrued Liabilities	4,609	3,260
Amounts Due To Related Parties	151	163
Taxes Payable	4	31
Notes Payable	4,674	0
Current Portion Of Finance Lease Obligations	697	389
Total Current Liabilities	10,135	3,843
Finance Lease Obligations	1,123	680
Warrant Liability	2,773	741
Reclamation Provision	758	726
Deferred Income Tax Liabilities	3,233	1,781
Total Liabilities	18,022	7,771
Equity
Share Capital	143,649	129,953
Equity Reserves	9,758	9,573
Treasury Shares (14,180 Shares, At Cost)	(97)	(97)
Accumulated Other Comprehensive Loss	(4,612)	(4,969)
Accumulated Deficit	(55,307)	(55,953)
Total Equity	93,391	78,507
Total Liabilities And Equity	$ 111,413	$ 86,278